Marketable Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 2 - MARKETABLE SECURITIES

	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Short-term marketable securities - Corporate bond (a)	$208	$1,576

(a)	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated BBB- or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio, based on quoted prices in active markets.